EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2014	May. 14, 2014
Distribution Made to Limited Partner, Cash Distributions Declared				$ 25,892
Distribution Made to Limited Partner, Distributions Declared, Per Unit	$ 0.33	$ 0.3	$ 0.16	$ 0.79
General Partner [Member]
Distribution Made to Limited Partner, Cash Distributions Declared				$ 0
Common Units [Member]
Common units sold in public offering (in shares)				15,812,500
Limited Partner Common Units, Public [Member]
Distribution Made to Limited Partner, Cash Distributions Declared				$ 12,706
Limited Partner Common Units, PBF LLC [Member]
Distribution Made to Limited Partner, Cash Distributions Declared				635
Limited Partner, Subordinated Units [Member]
Distribution Made to Limited Partner, Cash Distributions Declared				$ 12,551
PBF LLC [Member] | Limited Partner, Affiliate [Member]
Limited partner interest, percentage	52.10%			52.10%
PBF LLC [Member] | Limited Partner, Affiliate [Member] | Common Units [Member]
Units owned	1,284,524			1,284,524
PBF LLC [Member] | Limited Partner, Affiliate [Member] | Subordinated Units [Member]
Units owned	15,886,553			15,886,553
PBF LLC [Member]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 30,000			$ 30,000
PBF LLC [Member] | Limited Partner, Affiliate [Member]
Limited partner interest, percentage	53.80%			53.80%	50.20%
Cash Distribution [Member]
Distribution Made to Limited Partner, Cash Distributions Declared				$ 25,763
Cash Distribution, Range One [Member]
Partners' Capital, Required Quarterly Distribution				$ 0.300
Partners' Capital, Quarterly Distribution Requirement, Percentage				100.00%
Cash Distribution, Range One [Member] | PBF LLC [Member]
Partners' Capital, Quarterly Distribution Requirement, Percentage				0.00%
Cash Distribution, Range Two [Member]
Partners' Capital, Maximum Required Quarterly Distribution				$ 0.345
Partners' Capital, Minimum Required Quarterly Distribution				$ 0.300
Partners' Capital, Quarterly Distribution Requirement, Percentage				100.00%
Cash Distribution, Range Two [Member] | PBF LLC [Member]
Partners' Capital, Quarterly Distribution Requirement, Percentage				0.00%
Cash Distribution, Range Three [Member]
Partners' Capital, Maximum Required Quarterly Distribution				$ 0.375
Partners' Capital, Minimum Required Quarterly Distribution				$ 0.0345
Partners' Capital, Quarterly Distribution Requirement, Percentage				85.00%
Cash Distribution, Range Three [Member] | PBF LLC [Member]
Partners' Capital, Quarterly Distribution Requirement, Percentage				15.00%
Cash Distribution, Range Four [Member]
Partners' Capital, Maximum Required Quarterly Distribution				$ 0.450
Partners' Capital, Minimum Required Quarterly Distribution				$ 0.375
Partners' Capital, Quarterly Distribution Requirement, Percentage				75.00%
Cash Distribution, Range Four [Member] | PBF LLC [Member]
Partners' Capital, Quarterly Distribution Requirement, Percentage				25.00%
Cash Distribution, Range Five [Member]
Partners' Capital, Required Quarterly Distribution				$ 0.450
Partners' Capital, Quarterly Distribution Requirement, Percentage				50.00%
Cash Distribution, Range Five [Member] | PBF LLC [Member]
Partners' Capital, Quarterly Distribution Requirement, Percentage				50.00%